UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	2/28
Date of reporting period:	5/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
May 31, 2009 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)
Computers--9.4%
Apple	34,570 a	4,694,951
International Business Machines	23,460	2,493,329
Microsoft	260,610	5,444,143
		12,632,423
Consumer Discretionary--10.1%
American Eagle Outfitters	94,700	1,402,507
Autoliv	36,580 b	1,016,192
Carnival	33,900	862,416
Gap	78,510	1,401,404
Home Depot	36,950	855,762
Kohl's	25,570 a	1,085,958
Macy's	55,350	646,488
Newell Rubbermaid	80,670	928,512
O'Reilly Automotive	25,320 a	912,786
Omnicom Group	27,030	824,415
Staples	43,660	892,847
Target	46,040	1,809,372
Time Warner	39,420	923,216
		13,561,875
Consumer Staples--11.5%
Coca-Cola Enterprises	41,280	687,724
Colgate-Palmolive	41,920	2,764,624
Lorillard	14,490	990,102
PepsiCo	89,800	4,674,090
Philip Morris International	91,730	3,911,367
Walgreen	49,950	1,488,011
Whole Foods Market	44,700 b	843,489
		15,359,407
Energy--8.9%
Cameron International	27,240 a	850,705

Halliburton	76,760	1,760,107
Hess	26,120	1,739,331
Noble Energy	16,780	998,074
Occidental Petroleum	39,250	2,634,068
Southwestern Energy	46,010 a	2,000,055
Transocean	11,830 a	940,248
XTO Energy	24,420	1,044,443
		11,967,031
Financial--4.4%
Franklin Resources	19,650	1,313,602
Invesco	73,070	1,143,545
Moody's	26,070 b	714,057
Morgan Stanley	24,220	734,350
State Street	43,010	1,997,815
		5,903,369
Health Care--14.1%
Alexion Pharmaceuticals	22,070 a,b	805,555
Amgen	15,670 a	782,560
Biogen Idec	21,810 a	1,129,540
Boston Scientific	101,570 a	954,758
Celgene	26,480 a	1,118,515
Cephalon	7,990 a,b	465,897
Covidien	16,020	572,234
Genzyme	18,490 a	1,093,499
Gilead Sciences	45,310 a	1,952,861
Life Technologies	25,560 a	991,217
McKesson	23,920	984,308
Medco Health Solutions	32,620 a	1,496,932
Merck & Co.	59,400	1,638,252
Pfizer	73,100	1,110,389
St. Jude Medical	33,380 a	1,302,488
Universal Health Services, Cl. B	15,560	854,711
Vertex Pharmaceuticals	26,110 a,b	778,339
Zimmer Holdings	19,230 a	856,697
		18,888,752
Industrial--10.8%
Caterpillar	36,540	1,295,708

Cummins	41,300	1,339,359
Danaher	21,820	1,316,837
Dover	38,400	1,207,296
Illinois Tool Works	36,550	1,180,200
JetBlue Airways	156,760 a	710,123
Lockheed Martin	13,300	1,112,279
Norfolk Southern	28,810	1,071,732
Paccar	43,920 b	1,311,012
Parker Hannifin	28,960	1,223,850
Tyco International	45,720	1,262,329
Union Pacific	30,300	1,492,881
		14,523,606
Information Technology--23.3%
Akamai Technologies	47,780 a,b	1,063,583
Alcatel-Lucent, ADR	259,930 a	660,222
Amphenol, Cl. A	25,440	849,441
Autodesk	55,500 a	1,191,030
Broadcom, Cl. A	70,740 a	1,802,455
Dolby Laboratories, Cl. A	34,480 a,b	1,243,349
Electronic Arts	51,290 a	1,179,157
EMC	149,960 a	1,762,030
Google, Cl. A	8,920 a	3,721,692
Juniper Networks	81,330 a	2,011,291
Lam Research	45,540 a	1,192,693
Motorola	121,610	736,957
Oracle	162,810	3,189,448
QUALCOMM	66,480	2,897,863
Symantec	63,610 a	991,680
Taiwan Semiconductor
Manufacturing, ADR	108,030	1,181,848
Texas Instruments	122,640	2,379,216
Visa, Cl. A	27,170 b	1,839,681
Western Union	77,650	1,368,970
		31,262,606
Materials--3.4%
Celanese, Ser. A	40,590	832,501
Crown Holdings	26,330 a	618,755

E.I. du Pont de Nemours & Co.	31,650	901,075
Freeport-McMoRan Copper & Gold	15,200	827,336
Praxair	19,510	1,428,132
		4,607,799
Telecommunication Services--.7%
Metropcs Communications	53,100 a	909,603
Utilities--1.1%
FPL Group	11,820	668,184
Questar	23,010	779,809
		1,447,993
Total Common Stocks
(cost $119,033,824)		131,064,464

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,727,000)	1,727,000 [c]	1,727,000

Investment of Cash Collateral for
Securities Loaned--5.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,663,544)	6,663,544 [c]	6,663,544

Total Investments (cost $127,424,368)	104.0%	139,455,008
Liabilities, Less Cash and Receivables	(4.0%)	(5,333,975)
Net Assets	100.0%	134,121,033

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $6,620,476 and the total market value of the collateral held by the fund is $6,663,544.
c	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $127,424,368.

Net unrealized appreciation on investments was $12,030,640 of which $15,766,326 related to appreciated investment securities and $3,735,686 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:
			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	139,455,008	0	0	139,455,008
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

         (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)